Non-Controlling Interest (Tables)	12 Months Ended
Dec. 31, 2023
Non-Controlling Interest [Abstract]
Schedule of Non-Controlling Interest Included in the Equity and the Income	The non-controlling interest included in the equity and the income from the Bank’s subsidiaries is summarised as follows:
				Other comprehensive income
As of December 31, 2023	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	45	21	-	-	-	21
Santander Corredores de Bolsa Limitada	49.00	27,557	2,050	1,109	(299)	810	2,860
Santander Asesorías Financieras Limitada	0.97	35	31	-	-	-	31
Santander S.A. Sociedad Securitizadora	0.36	2	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	49.90	(858)	(1,213)	-	-	-	(1,213)
Santander Consumer Chile S.A.	49.00	57,420	8,148	-	-	-	8,148
Subtotal		84,201	9,036	1,109	(299)	810	9,846

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	8,518	1,530	-	-	-	1,530
Bansa Santander S.A.	100.00	28,336	4,087	-	-	-	4,087
Multiplica Spa	100.00	2,529	(682)				(682)
PagoNXT Trade Chile SpA	100.00	1,151	439	-	-	-	439
Subtotal		40,534	5,374	-	-	-	5,374

Total		124,735	14,410	1,109	(299)	810	15,220
				Other comprehensive income
As of December 31, 2022	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	201	21	-	-	-	21
Santander Corredores de Bolsa Limitada	49.41	24,725	1,762	(32)	9	(23)	1,739
Santander Asesorías Financieras Limitada	0.97	561	47	-	-	-	47
Santander S.A. Sociedad Securitizadora	0.36	3	(1)	-	-	-	(1)
Klare Corredora de Seguros S.A.	49.90	356	(1,277)	-	-	-	(1,277)
Santander Consumer Chile S.A.	49.00	49,269	10,193	-	-	-	10,193
Subtotal		75,115	10,745	(32)	9	(23)	10,722

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	6,988	2,168	-	-	-	2,168
Bansa Santander S.A.	100.00	24,250	3,239	-	-	-	3,239
Multiplica Spa	100.00	3,211	(946)	-	-	-	(946)
Subtotal		34,449	4,461	-	-	-	4,461

Total		109,564	15,206	(32)	9	(23)	15,183

				Other comprehensive income
As of December 31, 2021	Non- controlling	Equity	Income	Debt instruments at FVOCI	Deferred tax	Total other comprehensive income	Comprehensive income
	%	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Subsidiaries:
Santander Corredora de Seguros Limitada	0.25	179	5	-	-	-	5
Santander Corredores de Bolsa Limitada	49.41	22,970	717	(238)	65	(173)	544
Santander Asesorías Financieras Limitada	0.97	513	21	(152)	41	(111)	(90)
Santander S.A. Sociedad Securitizadora	0.36	1	-	-	-	-	-
Klare Corredora de Seguros S.A.	49.90	1,631	(1,270)	-	-	-	(1,270)
Santander Consumer Chile S.A.	49.00	39,080	9,386	-	-	-	9,386
Subtotal		64,374	8,859	(390)	106	(284)	8,575

Santander Gestión de Recaudación y Cobranzas Limitada	100.00	4,820	139	-	-	-	139
Bansa Santander S.A.	100.00	21,010	1,096	-	-	-	1,096
Multiplica Spa	100.00	4.156	(133)	-	-	-	(133)
Subtotal		29,986	1,102	-	-	-	1,102

Total		94,360	9,961	(390)	106	(284)	9,677

Schedule of Financial Information of the Subsidiaries Included in the Consolidation of the Bank that Possess Non-Controlling Interests	The overview of the financial information of the subsidiaries included in the consolidation of the Bank that possess non-controlling interests is as follows, which does not include consolidation or conforming accounting policy adjustments:
	As of December 31,
	2023				2022				2021
	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income	Assets	Liabilities	Capital	Net income
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Santander Corredora de Seguros Limitada	31,758	13,895	9,576	8,287	92,541	13,093	71,121	8,327	88,492	13,388	69,129	1,975
Santander Corredores de Bolsa Limitada	99,325	43,087	52,054	4,184	321,411	270,952	46,863	3,596	98,496	51,649	45,396	1,451
Santander Asesorias Financieras Limitada	5,023	1,442	354	3,227	60,640	2,725	53,082	4,833	54,731	1,683	50,900	2,148
Santander S.A. Sociedad Securitizadora	879	345	709	(175)	1,107	398	857	(148)	810	463	455	(108)
Klare Corredora de Seguros S.A.	1,891	3,610	713	(2,432)	2,153	1,440	3,272	(2,559)	3,952	681	5,816	(2,545)
Santander Consumer Chile S.A.	923,790	806,607	100,555	16,628	884,701	784,146	79,755	20,800	742,700	662,945	60,588	19,167
Santander Gestión de Recaudación y Cobranzas Ltda.	11,273	2,755	6,988	1,530	8,037	1,049	4,820	2,168	6,636	1,816	4,681	139
Bansa Santander S.A.	292,937	264,601	24,249	4,087	213,661	189,411	21,011	3,239	103,927	82,917	19,914	1,096
Multiplica Spa	3,518	989	3,211	(682)	4,337	1,126	4,157	(946)	4,409	253	4,289	(133)
PagoNXT Trade Chile SpA	2,290	1,139	712	439	-	-	-	-	-	-	-	-
Total	1,372,684	1,138,470	199,121	35,093	1,588,588	1,264,340	284,938	39,310	1,100,153	815,795	261,168	23,190